Related party transactions (Tables)	9 Months Ended
Sep. 30, 2019
Related party transactions
Schedule of related party balances

	September 30,	December 31,
	2019	2018
Shareholder loan	$3,115	$6,230
Due to related parties (Note 7)	367,413	83,331
	$370,528	$89,561

Schedule of key management personnel compensation

	Three months ended		Nine months ended
	September 30, 2019	September 30, 2018	September 30,	September 30,
	2019	2018	2019	2018
Consulting fees	$137,569	$90,166	$382,701	$222,166
Salaries	217,017	139,440	515,684	284,000
Director fees	135,723	52,178	296,201	97,779
Stock-based compensation	1,372,613	367,611	3,328,759	1,322,406
	$1,862,922	$649,395	$4,523,345	$1,926,351